CONDENSED CONSOLIDATED STATEMENTS OF TEMPORARY EQUITY AND STOCKHOLDERS' DEFICIT (Parenthetical)	7 Months Ended
Dec. 31, 2020 shares
Common Class A | Holicity Inc.
Net of underwriting discount and offering expenses	30,000,000